Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Results of operating segments

For the years ended	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
December 31, 2023
Insurance revenue:
Annuities	$1,916	$222	$—	$22	$98	$—	$2,258
Life insurance	2,165	1,999	—	1,210	(18)	—	5,356
Health insurance	4,084	9,500	—	153	5	—	13,742
Total Insurance revenue	8,165	11,721	—	1,385	85	—	21,356
Net investment income (loss)	7,514	1,321	187	2,347	312	(95)	11,586
Fee income	1,483	458	5,953	300	141	(503)	7,832
Total revenue(1)	17,162	13,500	6,140	4,032	538	(598)	40,774
Expenses:
Insurance service expenses	6,855	10,522	—	972	101	—	18,450
Reinsurance contract held net (income) expenses	164	(100)	—	7	(2)	—	69
Insurance finance (income) expenses from insurance contracts issued	6,415	1,250	—	1,897	113	—	9,675
Reinsurance finance (income) expenses	2	(57)	—	(4)	—	—	(59)
(Decrease) increase in investment contract liabilities	326	—	—	5	—	—	331
Other income	(102)	—	—	—	(67)	—	(169)
Interest expenses	160	107	158	74	149	(96)	552
Operating expenses and commissions	1,751	1,031	4,480	489	746	(502)	7,995
Total expenses(1)	15,571	12,753	4,638	3,440	1,040	(598)	36,844
Income (loss) before income taxes	1,591	747	1,502	592	(502)	—	3,930
Less: Income tax expense (benefit)	275	148	309	(10)	(261)	—	461
Total net income (loss)	1,316	599	1,193	602	(241)	—	3,469
Less:
Net income (loss) allocated to the participating account	64	23	—	91	—	—	178
Net income (loss) attributable to non-controlling interests	—	—	126	—	—	—	126
Shareholders' net income (loss)	$1,252	$576	$1,067	$511	$(241)	$—	$3,165
December 31, 2022
(restated, see Note 2)
Insurance revenue:
Annuities	$1,833	$—	$—	$29	$382	$—	$2,244
Life insurance	2,125	1,811	—	1,212	72	—	5,220
Health insurance	4,153	7,193	—	82	10	—	11,438
Total Insurance revenue	8,111	9,004	—	1,323	464	—	18,902
Net investment income (loss)	(10,698)	(3,840)	37	(4,739)	(1,246)	(94)	(20,580)
Fee income	1,395	307	5,736	340	104	(435)	7,447
Total revenue(1)	(1,192)	5,471	5,773	(3,076)	(678)	(529)	5,769
Expenses:
Insurance service expenses	6,920	8,200	—	993	343	—	16,456
Reinsurance contract held net (income) expenses	262	(91)	—	(25)	7	—	153
Insurance finance (income) expenses from insurance contracts issued	(11,752)	(4,744)	—	(4,813)	(1,286)	—	(22,595)
Reinsurance finance (income) expenses	(97)	538	—	(3)	2	—	440
(Decrease) increase in investment contract liabilities	160	—	—	(8)	—	—	152
Interest expenses	201	73	96	65	95	(85)	445
Operating expenses and commissions	1,512	795	4,126	451	652	(444)	7,092
Total expenses(1)	(2,794)	4,771	4,222	(3,340)	(187)	(529)	2,143
Income (loss) before income taxes	1,602	700	1,551	264	(491)	—	3,626
Less: Income tax expense (benefit)	335	141	347	24	(301)	—	546
Total net income (loss)	1,267	559	1,204	240	(190)	—	3,080
Less:
Net income (loss) allocated to the participating account	26	27	—	30	—	—	83
Net income (loss) attributable to non-controlling interests	—	—	56	—	—	—	56
Shareholders' net income (loss)	$1,241	$532	$1,148	$210	$(190)	$—	$2,941

(1)    Total revenue and total expenses exclude Investment result for insurance contracts for account of segregated fund holders.
Assets and liabilities by segment are as follows:

	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
As at December 31, 2023
Total general fund assets	$114,838	$34,820	$9,979	$37,405	$8,804	$(1,057)	$204,789
Investments for account of segregated fund holders	$120,963	$414	$—	$7,075	$—	$—	$128,452
Total general fund liabilities	$107,629	$28,860	$7,434	$31,866	$5,857	$(1,057)	$180,589
As at December 31, 2022
(restated, see Note 2)
Total general fund assets	$107,407	$30,717	$11,576	$35,798	$13,135	$(317)	$198,316
Investments for account of segregated fund holders	$109,058	$421	$—	$7,111	$8,702	$—	$125,292
Total general fund liabilities	$99,632	$24,464	$9,477	$30,441	$11,732	$(317)	$175,429

Disclosure of geographical areas
The following table shows revenue by country for Asset Management and Corporate:

	Asset Management		Corporate
For the years ended December 31,	2023	2022	2023	2022
		(restated, see Note 2)		(restated, see Note 2)
Revenue:
United States	$5,438	$5,136	$92	$31
United Kingdom	262	288	259	(800)
Canada	327	304	57	(10)
Other countries	113	45	130	101
Total revenue	$6,140	$5,773	$538	$(678)

The following table shows total assets by country for Asset Management and Corporate:

	Asset Management		Corporate
As at December 31,	2023	2022	2023	2022
		(restated, see Note 2)		(restated, see Note 2)
Total general fund assets:
United States	$8,118	$9,822	$4,973	$1,644
United Kingdom	935	940	—	4,722
Canada	658	566	3,643	6,592
Other countries	268	248	188	177
Total general fund assets	$9,979	$11,576	$8,804	$13,135
Investment for account of segregated fund holders:
United Kingdom	$—	$—	$—	$8,702
Total investment for account of segregated fund holders	$—	$—	$—	$8,702